Dividends - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2014 Japan Gaap Additional Paid-in Capital	Mar. 31, 2014 Japan Gaap Retained Earnings	Mar. 31, 2014 March 2014	Mar. 31, 2013 March 2014
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Capital stock	¥ 2,254,973
Capital surplus	1,194,865
Retained earnings	1,419,866
Description of dividend payment restrictions	In making a distribution of retained earnings, an entity must set aside in its legal reserve an amount equal to one-tenth of the amount of retained earnings so distributed, until its legal reserve reaches to one-quarter of its capital stock.
Percentage of retained earnings set aside for legal reserve	10.00%
Legal reserve	1,199,215	1,194,865	4,350
Maximum amount available for dividends under Company Law and the Banking Law	¥ 1,412,282
Minimum Common Equity Tier 1 ratio required for capital adequacy purposes	4.50%			4.00%	3.50%